HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 518,971	$ 490,424
Total liabilities	352,777	$ 325,041
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	35,100
Total liabilities	$ 18,900